Borrowings - Maturity (Details) - BRL (R$) R$ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Disclosure of detailed information about borrowings [line items]
Total	R$ 42,839	R$ 29,335
2023
Disclosure of detailed information about borrowings [line items]
Total	0	4,509
2024
Disclosure of detailed information about borrowings [line items]
Total	726	23,842
2025
Disclosure of detailed information about borrowings [line items]
Total	15,452	929
2026
Disclosure of detailed information about borrowings [line items]
Total	1,376	55
2027
Disclosure of detailed information about borrowings [line items]
Total	R$ 25,285	R$ 0